Bank Loans (Details)		4 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2016 ILS (₪)
Bank Loans (Details) [Line Items]
Total finance expenses			$ 11,244	$ 50,582	$ 47,560
Repayment of short term and long term liabilities		$ 1,200,000
Aggregate credit line amount										$ 121,501	₪ 400,000
Borrowed under the credit line			$ 49,655					₪ 0	₪ 154,427
Bank Mizrachi [Member]
Bank Loans (Details) [Line Items]
Long term loan				$ 460,000	$ 100,000	$ 120,000	$ 490,000		₪ 1,500,000			₪ 350,000	₪ 400,000	₪ 1,850,000
Annual interest percentage					3.10%	5.80%	5.35%					3.10%	5.80%	5.35%
Matures date				January 2023	October 2025	December 2023	December 2025
Due and payable monthly payments					60 months	48 months	84 months
Bank Leumi [Member]
Bank Loans (Details) [Line Items]
Long term loan	$ 130,000				$ 80,000.00							₪ 300,000			₪ 500,000
Annual interest percentage	5.25%				3.10%							3.10%			5.25%
Matures date	June 2021				April 2025
Due and payable monthly payments	60 months				48 months
Minimum [Member] | Bank Mizrachi [Member]
Bank Loans (Details) [Line Items]
Annual interest percentage				(5.20%)					(5.20%)
Maximum [Member] | Bank Mizrachi [Member]
Bank Loans (Details) [Line Items]
Annual interest percentage				5.80%					5.80%